UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22652
                                                    -----------

                      First Trust Variable Insurance Trust
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2014
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - 55.5%

                 AEROSPACE & DEFENSE - 2.4%
          4,040  Boeing (The) Co. ...................................................  $      514,615
          4,409  General Dynamics Corp. .............................................         560,340
          5,531  Honeywell International, Inc. ......................................         515,047
          3,196  Lockheed Martin Corp. ..............................................         584,165
          4,298  Northrop Grumman Corp. .............................................         566,304
          5,572  Raytheon Co. .......................................................         566,227
                                                                                       --------------
                                                                                            3,306,698
                                                                                       --------------

                 AIR FREIGHT & LOGISTICS - 0.4%
          8,058  CH Robinson Worldwide, Inc. ........................................         534,407
                                                                                       --------------

                 BANKS - 2.2%
          7,719  BOK Financial Corp. ................................................         513,159
         14,201  Community Bank System, Inc. ........................................         477,012
          6,473  Cullen/Frost Bankers, Inc. .........................................         495,249
         14,692  East West Bancorp, Inc. ............................................         499,528
         11,865  U.S. Bancorp .......................................................         496,313
          9,782  Wells Fargo & Co. ..................................................         507,392
                                                                                       --------------
                                                                                            2,988,653
                                                                                       --------------

                 BEVERAGES - 1.5%
         12,134  Coca-Cola (The) Co. ................................................         517,636
         10,760  Coca-Cola Enterprises, Inc. ........................................         477,314
          8,774  Dr. Pepper Snapple Group, Inc. .....................................         564,256
          5,756  PepsiCo, Inc. ......................................................         535,826
                                                                                       --------------
                                                                                            2,095,032
                                                                                       --------------

                 BUILDING PRODUCTS - 0.4%
         10,369  A.O. Smith Corp. ...................................................         490,246
                                                                                       --------------

                 CAPITAL MARKETS - 1.1%
         15,688  SEI Investments Co. ................................................         567,278
          6,092  T. Rowe Price Group, Inc. ..........................................         477,613
         16,397  TD Ameritrade Holding Corp. ........................................         547,168
                                                                                       --------------
                                                                                            1,592,059
                                                                                       --------------

                 CHEMICALS - 2.3%
          4,718  Airgas, Inc. .......................................................         522,047
          7,219  FMC Corp. ..........................................................         412,855
          4,930  International Flavors & Fragrances, Inc. ...........................         472,688
          3,871  Praxair, Inc. ......................................................         499,359
          2,484  Sherwin-Williams (The) Co. .........................................         543,971
          4,983  Sigma-Aldrich Corp. ................................................         677,738
                                                                                       --------------
                                                                                            3,128,658
                                                                                       --------------

                 COMMERCIAL SERVICES & SUPPLIES - 0.4%
          8,089  Cintas Corp. .......................................................         571,003
                                                                                       --------------

                 COMMUNICATIONS EQUIPMENT - 1.1%
         20,687  Cisco Systems, Inc. ................................................         520,692
         10,700  Plantronics, Inc. ..................................................         511,246


                See Notes to Quarterly Portfolio of Investments




FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 COMMUNICATIONS EQUIPMENT (CONTINUED)
          6,491  QUALCOMM, Inc. .....................................................  $      485,332
                                                                                       --------------
                                                                                            1,517,270
                                                                                       --------------

                 CONTAINERS & PACKAGING - 0.3%
          7,672  AptarGroup, Inc. ...................................................         465,690
                                                                                       --------------

                 DISTRIBUTORS - 0.4%
          5,855  Genuine Parts Co. ..................................................         513,542
                                                                                       --------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.4%
         10,447  CBOE Holdings, Inc. ................................................         559,176
                                                                                       --------------

                 ELECTRICAL EQUIPMENT - 0.4%
          9,834  AMETEK, Inc. .......................................................         493,765
                                                                                       --------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
          5,334  Amphenol Corp., Class A ............................................         532,653
          8,313  TE Connectivity, Ltd. ..............................................         459,626
                                                                                       --------------
                                                                                              992,279
                                                                                       --------------

                 ENERGY EQUIPMENT & SERVICES - 0.3%
          6,578  Oceaneering International, Inc. ....................................         428,688
                                                                                       --------------

                 FOOD & STAPLES RETAILING - 1.1%
          6,820  CVS Caremark Corp. .................................................         542,804
         13,726  Sysco Corp. ........................................................         520,902
          6,847  Wal-Mart Stores, Inc. ..............................................         523,590
                                                                                       --------------
                                                                                            1,587,296
                                                                                       --------------

                 FOOD PRODUCTS - 2.2%
          9,786  General Mills, Inc. ................................................         493,704
          5,279  Hershey (The) Co. ..................................................         503,775
         10,418  Hormel Foods Corp. .................................................         535,381
          5,464  J&J Snack Foods Corp. ..............................................         511,212
          5,402  Lancaster Colony Corp. .............................................         460,682
          7,179  McCormick & Co., Inc. ..............................................         480,275
                                                                                       --------------
                                                                                            2,985,029
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
          7,110  Baxter International, Inc. .........................................         510,285
          4,345  Becton, Dickinson & Co. ............................................         494,504
          8,062  Medtronic, Inc. ....................................................         499,441
                                                                                       --------------
                                                                                            1,504,230
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES - 2.3%
          7,075  AmerisourceBergen Corp. ............................................         546,897
          5,486  Chemed Corp. .......................................................         564,509
         15,128  Owens & Minor, Inc. ................................................         495,291
         13,010  Patterson Cos., Inc. ...............................................         539,004
          8,757  Quest Diagnostics, Inc. ............................................         531,375


                See Notes to Quarterly Portfolio of Investments




FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
          6,286  UnitedHealth Group, Inc. ...........................................  $      542,168
                                                                                       --------------
                                                                                            3,219,244
                                                                                       --------------

                 HOTELS, RESTAURANTS & LEISURE - 1.5%
         10,269  Bob Evans Farms, Inc. ..............................................         486,135
          5,164  Cracker Barrel Old Country Store, Inc. .............................         532,873
          5,104  McDonald's Corp. ...................................................         483,910
         19,771  Texas Roadhouse, Inc. ..............................................         550,425
                                                                                       --------------
                                                                                            2,053,343
                                                                                       --------------

                 HOUSEHOLD PRODUCTS - 1.1%
          7,350  Church & Dwight Co., Inc. ..........................................         515,676
          4,622  Kimberly-Clark Corp. ...............................................         497,188
          6,540  Procter & Gamble (The) Co. .........................................         547,660
                                                                                       --------------
                                                                                            1,560,524
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES - 1.1%
          3,591  3M Co. .............................................................         508,773
          6,529  Danaher Corp. ......................................................         496,073
          3,518  Roper Industries, Inc. .............................................         514,648
                                                                                       --------------
                                                                                            1,519,494
                                                                                       --------------

                 INSURANCE - 8.5%
          4,957  ACE, Ltd. ..........................................................         519,841
          8,260  AFLAC, Inc. ........................................................         481,145
          8,752  Allstate Corp. .....................................................         537,110
          8,631  American Financial Group, Inc. .....................................         499,649
          5,704  Aon PLC ............................................................         500,070
         10,059  Argo Group International Holdings, Ltd. ............................         506,068
         11,319  Aspen Insurance Holdings, Ltd. .....................................         484,114
          7,840  Assurant, Inc. .....................................................         504,112
         11,610  Axis Capital Holdings, Ltd. ........................................         549,501
          5,577  Chubb Corp. ........................................................         507,953
          9,963  Endurance Specialty Holdings, Ltd. .................................         549,758
          3,201  Everest Re Group, Ltd. .............................................         518,594
         10,504  HCC Insurance Holdings, Inc. .......................................         507,238
          9,919  Marsh & McLennan Cos., Inc. ........................................         519,161
         16,089  Montpelier Re Holdings, Ltd. .......................................         500,207
          4,706  PartnerRe, Ltd. ....................................................         517,142
         10,744  Primerica, Inc. ....................................................         518,076
          4,806  RenaissanceRe Holdings, Ltd. .......................................         480,552
         11,227  RLI Corp. ..........................................................         486,017
          9,413  Torchmark Corp. ....................................................         492,959
          5,466  Travelers (The) Cos., Inc. .........................................         513,476
         13,444  Validus Holdings, Ltd. .............................................         526,198
         15,707  XL Group PLC .......................................................         521,001
                                                                                       --------------
                                                                                           11,739,942
                                                                                       --------------

                 IT SERVICES - 3.3%
          6,360  Accenture PLC, Class A .............................................         517,195
          6,484  Automatic Data Processing, Inc. ....................................         538,691


                See Notes to Quarterly Portfolio of Investments




FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 IT SERVICES (CONTINUED)
         12,345  Broadridge Financial Solutions, Inc. ...............................  $      513,922
          5,577  DST Systems, Inc. ..................................................         468,022
          2,835  International Business Machines Corp. ..............................         538,168
          8,650  Jack Henry & Associates, Inc. ......................................         481,459
          6,999  MasterCard, Inc., Class A ..........................................         517,366
         12,369  Paychex, Inc. ......................................................         546,710
          2,440  Visa, Inc., Class A ................................................         520,623
                                                                                       --------------
                                                                                            4,642,156
                                                                                       --------------

                 LEISURE PRODUCTS - 0.3%
         13,193  Mattel, Inc. .......................................................         404,365
                                                                                       --------------

                 MACHINERY - 2.1%
         12,145  Donaldson Co., Inc. ................................................         493,451
          6,087  Lindsay Corp. ......................................................         455,003
         17,479  Mueller Industries, Inc. ...........................................         498,851
          8,082  Toro (The) Co. .....................................................         478,697
          3,383  Valmont Industries, Inc. ...........................................         456,468
          6,223  Wabtec Corp. .......................................................         504,312
                                                                                       --------------
                                                                                            2,886,782
                                                                                       --------------

                 MEDIA - 1.4%
          7,158  Morningstar, Inc. ..................................................         486,028
          7,216  Omnicom Group, Inc. ................................................         496,894
          6,336  Scripps Networks Interactive, Inc., Class A ........................         494,778
          5,993  Walt Disney (The) Co. ..............................................         533,557
                                                                                       --------------
                                                                                            2,011,257
                                                                                       --------------

                 MULTI-UTILITIES - 0.3%
         10,956  Wisconsin Energy Corp. .............................................         471,108
                                                                                       --------------

                 MULTILINE RETAIL - 0.8%
          7,771  Family Dollar Stores, Inc. .........................................         600,232
          8,862  Macy's, Inc. .......................................................         515,591
                                                                                       --------------
                                                                                            1,115,823
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 1.0%
          3,939  Chevron Corp. ......................................................         470,002
          5,994  ConocoPhillips .....................................................         458,661
          5,107  Exxon Mobil Corp. ..................................................         480,313
                                                                                       --------------
                                                                                            1,408,976
                                                                                       --------------

                 PHARMACEUTICALS - 1.1%
          8,270  Eli Lilly & Co. ....................................................         536,310
          4,914  Johnson & Johnson ..................................................         523,783
         17,320  Pfizer, Inc. .......................................................         512,152
                                                                                       --------------
                                                                                            1,572,245
                                                                                       --------------

                 PROFESSIONAL SERVICES - 0.4%
          7,087  Equifax, Inc. ......................................................         529,682
                                                                                       --------------


                See Notes to Quarterly Portfolio of Investments




FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 REAL ESTATE INVESTMENT TRUSTS - 0.7%
         23,430  PennyMac Mortgage Investment Trust .................................  $      502,105
          3,002  Public Storage .....................................................         497,852
                                                                                       --------------
                                                                                              999,957
                                                                                       --------------

                 ROAD & RAIL - 0.8%
          8,032  Landstar System, Inc. ..............................................         579,830
          5,155  Union Pacific Corp. ................................................         558,905
                                                                                       --------------
                                                                                            1,138,735
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
          9,509  Analog Devices, Inc. ...............................................         470,601
         16,637  Intel Corp. ........................................................         579,300
          7,077  KLA-Tencor Corp. ...................................................         557,526
         10,758  Texas Instruments, Inc. ............................................         513,049
                                                                                       --------------
                                                                                            2,120,476
                                                                                       --------------

                 SOFTWARE - 1.5%
         17,887  CA, Inc. ...........................................................         499,763
          4,275  FactSet Research Systems, Inc. .....................................         519,541
         12,328  Microsoft Corp. ....................................................         571,526
         12,683  Oracle Corp. .......................................................         485,505
                                                                                       --------------
                                                                                            2,076,335
                                                                                       --------------

                 SPECIALTY RETAIL - 3.4%
         14,424  Aaron's, Inc. ......................................................         350,792
         17,285  Finish Line (The), Inc., Class A ...................................         432,643
         10,136  Foot Locker, Inc. ..................................................         564,068
          6,350  Home Depot (The), Inc. .............................................         582,549
          8,597  PetSmart, Inc. .....................................................         602,564
          7,772  Ross Stores, Inc. ..................................................         587,408
          9,670  TJX (The) Cos., Inc. ...............................................         572,174
          8,512  Tractor Supply Co. .................................................         523,573
          7,160  Williams-Sonoma, Inc. ..............................................         476,641
                                                                                       --------------
                                                                                            4,692,412
                                                                                       --------------

                 TEXTILES, APPAREL & LUXURY GOODS - 1.6%
         15,036  Coach, Inc. ........................................................         535,432
          6,627  NIKE, Inc., Class B ................................................         591,128
          3,197  Ralph Lauren Corp. .................................................         526,642
          8,158  VF Corp. ...........................................................         538,673
                                                                                       --------------
                                                                                            2,191,875
                                                                                       --------------

                 THRIFTS & MORTGAGE FINANCE - 0.7%
         42,273  Capitol Federal Financial, Inc. ....................................         499,667
         37,882  Northwest Bancshares, Inc. .........................................         458,372
                                                                                       --------------
                                                                                              958,039
                                                                                       --------------

                 TOBACCO - 0.4%
          8,518  Reynolds American, Inc. ............................................         502,562
                                                                                       --------------


                See Notes to Quarterly Portfolio of Investments




FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 TRADING COMPANIES & DISTRIBUTORS - 1.0%
         10,134  Applied Industrial Technologies, Inc. ..............................  $      462,617
          5,373  MSC Industrial Direct Co., Inc., Class A ...........................         459,176
          2,024  W.W. Grainger, Inc. ................................................         509,340
                                                                                       --------------
                                                                                            1,431,133
                                                                                       --------------
                 TOTAL COMMON STOCKS ................................................      77,000,186
                 (Cost $70,628,059)                                                    --------------

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES - 38.0%

                 AEROSPACE & DEFENSE - 1.1%
$        25,000  Boeing (The) Co. ......................     6.63%         02/15/38            34,248
        300,000  Boeing Capital Corp. ..................     4.70%         10/27/19           334,691
        200,000  Northrop Grumman Corp. ................     5.05%         11/15/40           217,789
        250,000  United Technologies Corp. .............     1.80%         06/01/17           253,858
        450,000  United Technologies Corp. .............     3.10%         06/01/22           450,513
        100,000  United Technologies Corp. .............     6.05%         06/01/36           126,318
         50,000  United Technologies Corp. .............     4.50%         06/01/42            52,529
                                                                                       --------------
                                                                                            1,469,946
                                                                                       --------------

                 AUTOMOBILES - 0.7%
        400,000  Ford Motor Credit Co., LLC ............     2.88%         10/01/18           408,861
        500,000  Ford Motor Credit Co., LLC ............     4.38%         08/06/23           524,933
                                                                                       --------------
                                                                                              933,794
                                                                                       --------------

                 BANKS - 6.1%
      1,025,000  Bank of America Corp. .................     2.60%         01/15/19         1,023,621
        725,000  Bank of America Corp. .................     5.70%         01/24/22           831,924
        225,000  Bank of America Corp. .................     5.88%         02/07/42           270,593
        100,000  Bank of America Corp. .................     4.88%         04/01/44           104,098
        525,000  Citigroup, Inc. .......................     4.45%         01/10/17           559,677
        200,000  Citigroup, Inc. .......................     2.50%         09/26/18           201,491
        625,000  Citigroup, Inc. .......................     4.50%         01/14/22           671,160
        200,000  Citigroup, Inc. .......................     6.13%         08/25/36           230,041
        200,000  Citigroup, Inc. .......................     5.88%         01/30/42           241,936
        100,000  Citigroup, Inc. .......................     6.68%         09/13/43           123,001
        600,000  HSBC USA, Inc. ........................     1.63%         01/16/18           598,317
        450,000  HSBC USA, Inc. ........................     4.88%         08/24/20           497,905
        550,000  JPMorgan Chase & Co. ..................     4.63%         05/10/21           598,836
        225,000  JPMorgan Chase & Co. ..................     3.20%         01/25/23           219,879
        300,000  JPMorgan Chase & Co. ..................     3.88%         02/01/24           307,606
        400,000  JPMorgan Chase & Co. ..................     6.40%         05/15/38           505,107
        100,000  JPMorgan Chase & Co. ..................     4.85%         02/01/44           105,173
        150,000  PNC Financial Services Group (The),
                    Inc. ...............................     3.90%         04/29/24           149,607
        125,000  Wells Fargo & Co. .....................     2.13%         04/22/19           123,616
        800,000  Wells Fargo & Co. .....................     3.00%         01/22/21           808,889
         50,000  Wells Fargo & Co. .....................     3.30%         09/09/24            49,113


                See Notes to Quarterly Portfolio of Investments




FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 BANKS (CONTINUED)
 $      200,000  Wells Fargo & Co. .....................     5.95%         08/26/36    $      251,310
                                                                                       --------------
                                                                                            8,472,900
                                                                                       --------------

                 BEVERAGES - 0.8%
        325,000  Anheuser-Busch Inbev Finance, Inc. ....     4.63%         02/01/44           330,540
        650,000  Anheuser-Busch Inbev Worldwide, Inc. ..     2.50%         07/15/22           615,286
        175,000  Coca-Cola (The) Co. ...................     3.20%         11/01/23           175,714
                                                                                       --------------
                                                                                            1,121,540
                                                                                       --------------

                 BIOTECHNOLOGY - 0.4%
        150,000  Amgen, Inc. ...........................     3.63%         05/22/24           148,936
        250,000  Amgen, Inc. ...........................     5.38%         05/15/43           273,304
         50,000  Gilead Sciences, Inc. .................     3.70%         04/01/24            51,172
         50,000  Gilead Sciences, Inc. .................     4.80%         04/01/44            52,758
                                                                                       --------------
                                                                                              526,170
                                                                                       --------------

                 CAPITAL MARKETS - 2.7%
        525,000  Goldman Sachs Group (The), Inc. .......     6.15%         04/01/18           592,251
        450,000  Goldman Sachs Group (The), Inc. .......     3.63%         01/22/23           447,500
        300,000  Goldman Sachs Group (The), Inc. .......     4.00%         03/03/24           302,507
        400,000  Goldman Sachs Group (The), Inc. .......     6.25%         02/01/41           486,197
        200,000  Morgan Stanley ........................     2.13%         04/25/18           200,150
        300,000  Morgan Stanley ........................     2.50%         01/24/19           300,325
        550,000  Morgan Stanley ........................     5.50%         07/28/21           620,359
        300,000  Morgan Stanley ........................     3.75%         02/25/23           300,146
        100,000  Morgan Stanley ........................     3.88%         04/29/24           100,095
        350,000  Morgan Stanley ........................     6.38%         07/24/42           438,573
                                                                                       --------------
                                                                                            3,788,103
                                                                                       --------------

                 CHEMICALS - 0.5%
        325,000  Dow Chemical (The) Co. ................     8.55%         05/15/19           408,875
        150,000  Dow Chemical (The) Co. ................     3.00%         11/15/22           144,914
         25,000  Dow Chemical (The) Co. ................     4.25%         10/01/34            24,151
         25,000  Dow Chemical (The) Co. ................     4.63%         10/01/44            24,156
         50,000  Eastman Chemical Co. ..................     4.65%         10/15/44            47,824
                                                                                       --------------
                                                                                              649,920
                                                                                       --------------

                 COMMERCIAL SERVICES & SUPPLIES - 0.1%
        180,000  Waste Management, Inc. ................     3.50%         05/15/24           179,808
                                                                                       --------------

                 COMMUNICATIONS EQUIPMENT - 0.2%
        150,000  Cisco Systems, Inc. ...................     3.63%         03/04/24           153,637
        100,000  Cisco Systems, Inc. ...................     5.90%         02/15/39           120,936
                                                                                       --------------
                                                                                              274,573
                                                                                       --------------

                 CONSUMER FINANCE - 1.6%
         50,000  American Express Co. ..................     8.13%         05/20/19            62,512
        450,000  American Express Credit Corp. .........     2.80%         09/19/16           465,087
        500,000  American Express Credit Corp. .........     2.13%         07/27/18           503,166
        175,000  Capital One Financial Corp. ...........     2.45%         04/24/19           174,453


                See Notes to Quarterly Portfolio of Investments




FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 CONSUMER FINANCE (CONTINUED)
 $      225,000  Capital One Financial Corp. ...........     3.75%         04/24/24    $      227,458
        800,000  Caterpillar Financial Services Corp. ..     1.63%         06/01/17           808,584
                                                                                       --------------
                                                                                            2,241,260
                                                                                       --------------

                 DIVERSIFIED FINANCIAL SERVICES - 1.2%
        500,000  General Electric Capital Corp. ........     5.63%         09/15/17           559,083
        275,000  General Electric Capital Corp. ........     4.63%         01/07/21           303,499
        100,000  General Electric Capital Corp. ........     3.45%         05/15/24           100,416
        575,000  General Electric Capital Corp. ........     6.75%         03/15/32           760,232
                                                                                       --------------
                                                                                            1,723,230
                                                                                       --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
        500,000  AT&T, Inc. ............................     1.70%         06/01/17           504,441
        225,000  AT&T, Inc. ............................     3.88%         08/15/21           236,194
        275,000  AT&T, Inc. ............................     4.80%         06/15/44           272,009
        200,000  Verizon Communications, Inc. (a).......     1.76%         09/15/16           205,142
        206,000  Verizon Communications, Inc. (b).......     2.63%         02/21/20           203,669
        375,000  Verizon Communications, Inc. ..........     5.15%         09/15/23           415,565
        350,000  Verizon Communications, Inc. ..........     6.55%         09/15/43           437,922
        349,000  Verizon Communications, Inc. (b).......     5.01%         08/21/54           352,172
                                                                                       --------------
                                                                                            2,627,114
                                                                                       --------------

                 ELECTRIC UTILITIES - 2.8%
         75,000  Alabama Power Co. .....................     4.15%         08/15/44            74,754
        575,000  American Electric Power Co., Inc. .....     1.65%         12/15/17           575,196
        100,000  Appalachian Power Co. .................     4.40%         05/15/44           100,671
         25,000  CenterPoint Energy Houston Electric
                    LLC ................................     2.25%         08/01/22            23,796
        195,000  CenterPoint Energy Houston Electric
                    LLC ................................     4.50%         04/01/44           207,266
        325,000  Constellation Energy Group, Inc. ......     5.15%         12/01/20           360,306
        225,000  Duke Energy Carolinas LLC .............     6.00%         01/15/38           287,564
        200,000  Duke Energy Corp. .....................     3.55%         09/15/21           207,595
         75,000  Duke Energy Corp. .....................     3.75%         04/15/24            77,043
        150,000  Florida Power & Light Co. .............     3.25%         06/01/24           151,451
        100,000  Florida Power & Light Co. .............     4.05%         06/01/42           100,092
        110,000  Metropolitan Edison Co. (b)............     3.50%         03/15/23           109,419
        100,000  MidAmerican Energy Co. ................     3.50%         10/15/24           101,843
        200,000  MidAmerican Energy Co. ................     4.80%         09/15/43           219,664
        100,000  MidAmerican Energy Co. ................     4.40%         10/15/44           103,408
         25,000  Monongahela Power Co. (b)..............     5.40%         12/15/43            28,728
        625,000  NV Energy, Inc. .......................     6.25%         11/15/20           735,973
         95,000  Public Service Electric & Gas Co. .....     2.38%         05/15/23            90,291
         75,000  Public Service Electric & Gas Co. .....     3.95%         05/01/42            73,647
         50,000  Southern California Edison Co. ........     3.50%         10/01/23            51,548
        100,000  Southwestern Electric Power Co. .......     6.20%         03/15/40           127,770
         50,000  Virginia Electric and Power Co. .......     3.45%         02/15/24            50,911
         25,000  Virginia Electric and Power Co. .......     4.45%         02/15/44            26,052
                                                                                       --------------
                                                                                            3,884,988
                                                                                       --------------


                See Notes to Quarterly Portfolio of Investments




FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 FOOD & STAPLES RETAILING - 1.1%
 $      570,000  CVS Caremark Corp. ....................     4.00%         12/05/23    $      594,663
        100,000  Kroger (The) Co. ......................     3.30%         01/15/21           101,532
        150,000  Kroger (The) Co. ......................     5.15%         08/01/43           161,012
        100,000  Wal-Mart Stores, Inc. .................     3.30%         04/22/24           101,342
        425,000  Wal-Mart Stores, Inc. .................     5.63%         04/15/41           516,735
                                                                                       --------------
                                                                                            1,475,284
                                                                                       --------------

                 FOOD PRODUCTS - 0.2%
        300,000  Kraft Foods Group, Inc. ...............     5.00%         06/04/42           314,831
                                                                                       --------------

                 GAS UTILITIES - 0.0%
         50,000  Southern California Gas Co. ...........     3.15%         09/15/24            49,903
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES - 0.8%
        200,000  Cigna Corp. ...........................     5.13%         06/15/20           223,820
        550,000  UnitedHealth Group, Inc. ..............     1.63%         03/15/19           539,020
         50,000  UnitedHealth Group, Inc. ..............     4.70%         02/15/21            55,865
        100,000  UnitedHealth Group, Inc. ..............     2.88%         03/15/23            97,807
        100,000  UnitedHealth Group, Inc. ..............     6.88%         02/15/38           137,366
                                                                                       --------------
                                                                                            1,053,878
                                                                                       --------------

                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
        175,000  NextEra Energy Capital Holdings,
                    Inc. ...............................     2.40%         09/15/19           174,085
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES - 0.1%
         75,000  General Electric Co. ..................     4.50%         03/11/44            78,077
                                                                                       --------------

                 INSURANCE - 2.7%
        600,000  American International Group, Inc. ....     5.85%         01/16/18           675,464
        300,000  American International Group, Inc. ....     3.38%         08/15/20           309,383
        200,000  American International Group, Inc. ....     4.13%         02/15/24           208,153
        200,000  American International Group, Inc. ....     6.25%         05/01/36           250,909
        200,000  CNA Financial Corp. ...................     3.95%         05/15/24           202,775
        150,000  Hartford Financial Services Group
                    (The), Inc. ........................     5.95%         10/15/36           182,485
        850,000  MetLife, Inc. .........................     6.75%         06/01/16           932,961
        100,000  MetLife, Inc. .........................     3.60%         04/10/24           101,266
        300,000  MetLife, Inc. .........................     4.88%         11/13/43           320,469
        300,000  Travelers (The) Cos., Inc. ............     5.75%         12/15/17           338,690
        175,000  Travelers (The) Cos., Inc. ............     6.75%         06/20/36           238,215
                                                                                       --------------
                                                                                            3,760,770
                                                                                       --------------

                 IT SERVICES - 0.4%
        600,000  International Business Machines
                    Corp. ..............................     1.63%         05/15/20           575,455
                                                                                       --------------

                 MEDIA - 2.1%
         75,000  21st Century Fox America, Inc. ........     3.00%         09/15/22            72,987
        150,000  21st Century Fox America, Inc. ........     5.40%         10/01/43           164,531
         25,000  21st Century Fox America, Inc. (b).....     4.75%         09/15/44            25,201
         25,000  CBS Corp. .............................     2.30%         08/15/19            24,689
        150,000  Comcast Corp. .........................     2.85%         01/15/23           147,245
        525,000  Comcast Corp. .........................     4.25%         01/15/33           533,059


                See Notes to Quarterly Portfolio of Investments




FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 MEDIA (CONTINUED)
 $      225,000  DIRECTV Holdings LLC/DIRECTV Financing
                    Co., Inc. ..........................     5.20%         03/15/20    $      252,288
        100,000  DIRECTV Holdings LLC/DIRECTV Financing
                    Co., Inc. ..........................     4.45%         04/01/24           104,347
        175,000  NBCUniversal Media LLC ................     2.88%         01/15/23           171,977
         50,000  Time Warner Cable, Inc. ...............     6.75%         07/01/18            58,185
        200,000  Time Warner Cable, Inc. ...............     4.50%         09/15/42           198,136
        100,000  Time Warner, Inc. .....................     2.10%         06/01/19            98,392
        250,000  Time Warner, Inc. .....................     4.88%         03/15/20           276,169
        100,000  Time Warner, Inc. .....................     3.55%         06/01/24            98,765
        200,000  Time Warner, Inc. .....................     6.50%         11/15/36           241,401
         75,000  Viacom, Inc. ..........................     3.88%         04/01/24            74,836
         50,000  Viacom, Inc. ..........................     6.88%         04/30/36            62,832
        100,000  Walt Disney (The) Co. .................     5.50%         03/15/19           114,418
         50,000  Walt Disney (The) Co. .................     2.35%         12/01/22            48,074
        100,000  Walt Disney (The) Co. .................     4.13%         06/01/44           100,266
                                                                                       --------------
                                                                                            2,867,798
                                                                                       --------------

                 METALS & MINING - 0.6%
        500,000  Freeport-McMoRan Copper & Gold, Inc.        2.38%         03/15/18           501,682
        275,000  Newmont Mining Corp. ..................     5.13%         10/01/19           298,953
         65,000  Plains Exploration & Production Co. ...     6.75%         02/01/22            72,150
                                                                                       --------------
                                                                                              872,785
                                                                                       --------------

                 MULTI-UTILITIES - 0.3%
        185,000  Consolidated Edison Co. of New York,
                    Inc. ...............................     4.45%         03/15/44           188,853
        173,000  San Diego Gas & Electric Co. ..........     3.60%         09/01/23           180,884
                                                                                       --------------
                                                                                              369,737
                                                                                       --------------

                 MULTILINE RETAIL - 0.1%
         75,000  Macy's Retail Holdings, Inc. ..........     3.63%         06/01/24            74,346
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 4.0%
        350,000  ConocoPhillips Co. ....................     2.40%         12/15/22           335,499
        225,000  ConocoPhillips Co. ....................     6.50%         02/01/39           295,559
        160,000  Continental Resources, Inc. ...........     4.50%         04/15/23           166,023
        100,000  Continental Resources, Inc. ...........     4.90%         06/01/44            97,862
        200,000  DCP Midstream Operating L.P. ..........     4.95%         04/01/22           217,970
        225,000  Devon Energy Corp. ....................     2.25%         12/15/18           224,711
        325,000  Devon Energy Corp. ....................     3.25%         05/15/22           323,196
        125,000  Devon Energy Corp. ....................     5.60%         07/15/41           139,851
         75,000  Enbridge Energy Partners L.P. .........     5.50%         09/15/40            80,654
        500,000  Energy Transfer Partners L.P. .........     3.60%         02/01/23           487,567
        225,000  Energy Transfer Partners L.P. .........     6.50%         02/01/42           257,067
        200,000  Kinder Morgan Energy Partners L.P. ....     3.95%         09/01/22           198,882
         50,000  Kinder Morgan Energy Partners L.P. ....     4.25%         09/01/24            49,550
        175,000  Kinder Morgan Energy Partners L.P. ....     6.95%         01/15/38           204,767
         25,000  Marathon Petroleum Corp. ..............     3.63%         09/15/24            24,522
        750,000  ONEOK Partners L.P. ...................     2.00%         10/01/17           754,816


                See Notes to Quarterly Portfolio of Investments




FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
 $      175,000  ONEOK Partners L.P. ...................     3.38%         10/01/22    $      170,943
        225,000  Phillips 66 ...........................     4.30%         04/01/22           239,250
         75,000  Phillips 66 ...........................     5.88%         05/01/42            89,204
        325,000  Pioneer Natural Resources Co. .........     3.95%         07/15/22           330,023
        200,000  Plains All American Pipeline L.P./PAA
                    Finance Co. ........................     3.85%         10/15/23           203,472
        350,000  Spectra Energy Capital LLC ............     3.30%         03/15/23           334,203
        300,000  Spectra Energy Partners L.P. ..........     4.75%         03/15/24           322,375
         50,000  Valero Energy Corp. ...................     6.63%         06/15/37            59,882
                                                                                       --------------
                                                                                            5,607,848
                                                                                       --------------

                 PHARMACEUTICALS - 0.9%
        425,000  AbbVie, Inc. ..........................     1.75%         11/06/17           423,868
        125,000  Johnson & Johnson .....................     5.85%         07/15/38           162,916
        550,000  Novartis Capital Corp. ................     3.40%         05/06/24           559,798
        100,000  Pfizer, Inc. ..........................     3.40%         05/15/24           100,056
                                                                                       --------------
                                                                                            1,246,638
                                                                                       --------------

                 REAL ESTATE INVESTMENT TRUSTS - 0.6%
        300,000  Boston Properties L.P. ................     3.85%         02/01/23           307,059
         75,000  Simon Property Group L.P. .............     3.38%         10/01/24            74,320
        400,000  Weyerhaeuser Co. ......................     4.63%         09/15/23           424,433
                                                                                       --------------
                                                                                              805,812
                                                                                       --------------

                 ROAD & RAIL - 0.7%
        450,000  Burlington Northern Santa Fe LLC ......     3.00%         03/15/23           439,695
        325,000  Burlington Northern Santa Fe LLC ......     5.15%         09/01/43           358,163
         25,000  CSX Corp. .............................     3.40%         08/01/24            25,095
         50,000  CSX Corp. .............................     4.50%         08/01/54            49,050
        150,000  Ryder System, Inc. ....................     2.45%         09/03/19           149,331
                                                                                       --------------
                                                                                            1,021,334
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
        350,000  Intel Corp. ...........................     2.70%         12/15/22           340,970
        110,000  Intel Corp. ...........................     4.80%         10/01/41           115,142
                                                                                       --------------
                                                                                              456,112
                                                                                       --------------

                 SOFTWARE - 0.9%
        150,000  Microsoft Corp. .......................     3.63%         12/15/23           157,036
        225,000  Microsoft Corp. .......................     4.88%         12/15/43           249,810
        100,000  Oracle Corp. ..........................     2.38%         01/15/19           101,421
         50,000  Oracle Corp. ..........................     2.25%         10/08/19            49,828
        200,000  Oracle Corp. ..........................     2.50%         10/15/22           191,485
        200,000  Oracle Corp. ..........................     3.63%         07/15/23           205,641
        300,000  Oracle Corp. ..........................     5.38%         07/15/40           341,330
                                                                                       --------------
                                                                                            1,296,551
                                                                                       --------------

                 SPECIALTY RETAIL - 0.2%
        175,000  Home Depot (The), Inc. ................     5.40%         09/15/40           204,643
                                                                                       --------------


                See Notes to Quarterly Portfolio of Investments




FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.2%
 $      175,000  Apple, Inc. ...........................     2.85%         05/06/21    $      175,500
        200,000  Apple, Inc. ...........................     2.40%         05/03/23           189,332
         50,000  Apple, Inc. ...........................     3.85%         05/04/43            46,479
        175,000  Apple, Inc. ...........................     4.45%         05/06/44           179,094
        325,000  Hewlett-Packard Co. ...................     2.60%         09/15/17           334,054
        750,000  Hewlett-Packard Co. ...................     3.75%         12/01/20           778,284
                                                                                       --------------
                                                                                            1,702,743
                                                                                       --------------

                 TOBACCO - 0.6%
        575,000  Altria Group, Inc. ....................     2.85%         08/09/22           551,713
        200,000  Altria Group, Inc. ....................    10.20%         02/06/39           338,011
                                                                                       --------------
                                                                                              889,724
                                                                                       --------------
                 TOTAL CORPORATE BONDS AND NOTES.....................................      52,791,700
                 (Cost $52,206,230)                                                    --------------

U.S. GOVERNMENT BONDS AND NOTES - 3.8%
        375,000  U.S. Treasury Bond.....................     5.38%         02/15/31           496,494
        350,000  U.S. Treasury Bond.....................     3.63%         02/15/44           378,328
        150,000  U.S. Treasury Note (c).................     0.25%         05/15/16           149,604
      1,900,000  U.S. Treasury Note.....................     1.38%         09/30/18         1,888,347
      2,075,000  U.S. Treasury Note.....................     1.50%         05/31/19         2,053,603
        335,000  U.S. Treasury Note.....................     2.50%         05/15/24           335,249
                                                                                       --------------
                 TOTAL U.S. GOVERNMENT BONDS AND NOTES...............................       5,301,625
                 (Cost $5,295,238)                                                     --------------

FOREIGN CORPORATE BONDS AND NOTES - 0.5%

                 CAPITAL MARKETS - 0.1%
        150,000  Credit Suisse .........................     5.40%         01/14/20           167,508
                                                                                       --------------

                 CHEMICALS - 0.2%
        100,000  LYB International Finance, B.V. .......     4.00%         07/15/23           103,651
        175,000  LYB International Finance, B.V. .......     4.88%         03/15/44           179,311
                                                                                       --------------
                                                                                              282,962
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 0.2%
        100,000  Encana Corp. ..........................     6.63%         08/15/37           125,499
         50,000  Encana Corp. ..........................     5.15%         11/15/41            52,799
                                                                                       --------------
                                                                                              178,298
                                                                                       --------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES.............................         628,768
                 (Cost $609,273)                                                       --------------


                See Notes to Quarterly Portfolio of Investments




FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

                                             DESCRIPTION                                   VALUE
                 --------------------------------------------------------------------  --------------

                 TOTAL INVESTMENTS - 97.8%...........................................  $  135,722,279
                 (Cost $128,738,800) (d)

                 NET OTHER ASSETS AND LIABILITIES - 2.2%.............................       3,098,653
                                                                                       --------------
                 NET ASSETS - 100.0%.................................................  $  138,820,932
                                                                                       ==============

-----------------------------

(a) Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2014.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Variable Insurance Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgement. At September 30, 2014, securities noted as such amounted to $719,189 or 0.52% of net assets.

(c) All or a portion of this security is segregated as collateral for open futures contracts.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,624,081 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,640,602.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    77,000,186  $  77,000,186  $            --  $           --
Corporate Bonds and Notes*....................       52,791,700             --       52,791,700              --
U.S. Government Bonds and Notes...............        5,301,625             --        5,301,625              --
Foreign Corporate Bonds and Notes*............          628,768             --          628,768              --
                                                ---------------  -------------  ---------------  --------------
Total Investments ............................  $   135,722,279  $  77,000,186  $    58,722,093  $           --
                                                ---------------  -------------  ---------------  --------------
Other Financial Instruments:
Futures Contracts.............................           78,750         78,750               --              --
                                                ---------------  -------------  ---------------  --------------
Total.........................................  $   135,801,029  $  77,078,936  $    58,722,093  $           --
                                                ===============  =============  ===============  ==============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

OPEN FUTURES CONTRACTS AT SEPTEMBER 30, 2014 (see Note 2C - Futures Contracts in the Notes to Quarterly Portfolio of Investments):

                                                                                                     UNREALIZED
                                                 NUMBER OF        EXPIRATION                        APPRECIATION/
SHORT FUTURES CONTRACTS                          CONTRACTS           MONTH         NOTIONAL VALUE  (DEPRECIATION)
----------------------------------------------  ------------  -------------------  --------------  --------------
U.S. Treasury 5-Year Notes                            6            Dec-2014        $      709,547   $         877
U.S. Treasury 10-Year Notes                          61            Dec-2014             7,603,078          57,504
Ultra Long Term U.S. Treasury Bond Futures            9            Dec-2014             1,372,500          20,369
                                                                                   --------------   -------------
       Total Futures Contracts                                                     $    9,685,125   $      78,750
                                                                                   ==============   =============


-------------------------------------------------------
ASSET TYPE ALLOCATION                   % OF NET ASSETS
-------------------------------------------------------
Common Stocks                                  55.5%
Corporate Bonds & Notes                        38.0
U.S. Government Bonds & Notes                   3.8
Foreign Corporate Bonds & Notes                 0.5
                                             ------
Total Investments                              97.8
Net Other Assets & Liabilities                  2.2
                                             ------
Net Assets                                    100.0%
                                             ------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 47.6%

         19,970  First Trust Preferred Securities and Income ETF (a).................  $      376,634
         13,760  First Trust Senior Loan Fund (a)....................................         672,039
          7,400  First Trust Tactical High Yield ETF (a).............................         374,588
             83  iShares 1-3 Year Credit Bond ETF ...................................           8,738
          3,140  iShares iBoxx $ Investment Grade Corporate Bond ETF ................         371,211
          1,739  iShares MBS ETF ....................................................         188,003
            160  ProShares UltraShort Lehman 7-10 Year Treasury (b)..................           4,245
                                                                                       --------------
                 TOTAL EXCHANGE-TRADED FUNDS.........................................       1,995,458
                 (Cost $2,012,988)                                                     --------------

COMMON STOCKS -- 23.2%

                 AEROSPACE & DEFENSE -- 0.7%
            119  Boeing (The) Co. ...................................................          15,158
            160  Honeywell International, Inc. ......................................          14,899
                                                                                       --------------
                                                                                               30,057
                                                                                       --------------

                 AUTO COMPONENTS -- 0.6%
            301  Johnson Controls, Inc. .............................................          13,244
            140  Magna International, Inc. ..........................................          13,287
                                                                                       --------------
                                                                                               26,531
                                                                                       --------------

                 BANKS -- 0.8%
            271  JPMorgan Chase & Co. ...............................................          16,325
            292  Wells Fargo & Co. ..................................................          15,146
                                                                                       --------------
                                                                                               31,471
                                                                                       --------------

                 BEVERAGES -- 0.3%
            130  Anheuser-Busch InBev N.V., ADR .....................................          14,411
                                                                                       --------------

                 CAPITAL MARKETS -- 1.1%
            123  Ameriprise Financial, Inc. .........................................          15,176
             46  BlackRock, Inc. ....................................................          15,103
            397  Invesco Ltd. .......................................................          15,673
                                                                                       --------------
                                                                                               45,952
                                                                                       --------------

                 CHEMICALS -- 0.4%
            155  LyondellBasell Industries N.V., Class A ............................          16,842
                                                                                       --------------

                 COMMUNICATIONS EQUIPMENT -- 0.3%
            188  QUALCOMM, Inc. .....................................................          14,057
                                                                                       --------------

                 CONSUMER FINANCE -- 0.4%
            183  Capital One Financial Corp. ........................................          14,937
                                                                                       --------------


                See Notes to Quarterly Portfolio of Investments




FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
            311  Verizon Communications, Inc. .......................................  $       15,547
                                                                                       --------------

                 ELECTRIC UTILITIES -- 1.3%
            216  American Electric Power Co., Inc. ..................................          11,278
            159  ITC Holdings Corp. .................................................           5,665
            121  NextEra Energy, Inc. ...............................................          11,360
            254  Northeast Utilities ................................................          11,252
             59  NRG Yield, Inc., Class A ...........................................           2,776
            259  Southern (The) Co. .................................................          11,305
                                                                                       --------------
                                                                                               53,636
                                                                                       --------------

                 ELECTRICAL EQUIPMENT -- 0.3%
            195  Eaton Corp. PLC ....................................................          12,357
                                                                                       --------------

                 ENERGY EQUIPMENT & SERVICES -- 0.6%
            129  Helmerich & Payne, Inc. ............................................          12,625
            128  Schlumberger Ltd. ..................................................          13,017
                                                                                       --------------
                                                                                               25,642
                                                                                       --------------

                 FOOD & STAPLES RETAILING -- 0.7%
            196  CVS Health Corp. ...................................................          15,600
            215  Walgreen Co. .......................................................          12,743
                                                                                       --------------

                                                                                               28,343
                                                                                       --------------

                 GAS UTILITIES -- 0.9%
            120  Atmos Energy Corp. .................................................           5,724
             67  Chesapeake Utilities Corp. .........................................           2,791
            324  ONE Gas, Inc. ......................................................          11,097
             83  Piedmont Natural Gas Co., Inc. .....................................           2,783
            159  South Jersey Industries, Inc. ......................................           8,484
            165  UGI Corp. ..........................................................           5,625
                                                                                       --------------
                                                                                               36,504
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
            370  Abbott Laboratories ................................................          15,388
            165  Covidien PLC .......................................................          14,274
                                                                                       --------------
                                                                                               29,662
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES -- 0.7%
            187  Aetna, Inc. ........................................................          15,147
            207  AmerisourceBergen Corp. ............................................          16,001
                                                                                       --------------
                                                                                               31,148
                                                                                       --------------

                 HOTELS, RESTAURANTS & LEISURE -- 0.3%
            193  Starbucks Corp. ....................................................          14,564
                                                                                       --------------


                See Notes to Quarterly Portfolio of Investments




FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.1%
             92  Pattern Energy Group, Inc. .........................................  $        2,845
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES -- 0.3%
            118  Siemens AG, ADR ....................................................          14,050
                                                                                       --------------

                 INSURANCE -- 1.1%
            415  Hartford Financial Services Group (The), Inc. ......................          15,459
            503  Horace Mann Educators Corp. ........................................          14,340
            271  MetLife, Inc. ......................................................          14,558
                                                                                       --------------
                                                                                               44,357
                                                                                       --------------

                 IT SERVICES -- 0.4%
            187  Accenture PLC, Class A .............................................          15,207
                                                                                       --------------

                 MACHINERY -- 0.7%
            102  Cummins, Inc. ......................................................          13,462
            126  Snap-on, Inc. ......................................................          15,256
                                                                                       --------------
                                                                                               28,718
                                                                                       --------------

                 MEDIA -- 0.4%
            179  Walt Disney (The) Co. ..............................................          15,936
                                                                                       --------------

                 MULTILINE RETAIL -- 0.4%
            219  Nordstrom, Inc. ....................................................          14,973
                                                                                       --------------

                 MULTI-UTILITIES -- 1.4%
            308  Alliant Energy Corp. ...............................................          17,066
            382  CMS Energy Corp. ...................................................          11,330
             41  Dominion Resources, Inc. ...........................................           2,833
            157  National Grid PLC, ADR .............................................          11,285
             73  NiSource, Inc. .....................................................           2,992
             54  Sempra Energy ......................................................           5,690
            132  Wisconsin Energy Corp. .............................................           5,676
                                                                                       --------------
                                                                                               56,872
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS -- 3.8%
            291  BP PLC, ADR ........................................................          12,789
            116  Chevron Corp. ......................................................          13,841
            159  China Petroleum & Chemical Corp., ADR ..............................          13,890
            177  ConocoPhillips .....................................................          13,544
            414  Enbridge Income Fund Holdings, Inc. ................................          11,234
            234  Enbridge, Inc. .....................................................          11,204
            352  Inter Pipeline Ltd. ................................................          11,425
            209  Kinder Morgan Management LLC (c)....................................          19,677
            294  Kinder Morgan, Inc. ................................................          11,272
            216  TransCanada Corp. ..................................................          11,131


                See Notes to Quarterly Portfolio of Investments




FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
            308  Valero Energy Corp. ................................................  $       14,251
            299  Williams (The) Cos., Inc. ..........................................          16,550
                                                                                       --------------
                                                                                              160,808
                                                                                       --------------

                 PHARMACEUTICALS -- 0.7%
            143  Johnson & Johnson ..................................................          15,243
            283  Teva Pharmaceutical Industries Ltd., ADR ...........................          15,211
                                                                                       --------------
                                                                                               30,454
                                                                                       --------------

                 ROAD & RAIL -- 0.4%
            151  Union Pacific Corp. ................................................          16,371
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
            494  Intel Corp. ........................................................          17,201
                                                                                       --------------

                 SOFTWARE -- 0.7%
            361  Microsoft Corp. ....................................................          16,736
            194  SAP SE, ADR ........................................................          13,999
                                                                                       --------------
                                                                                               30,735
                                                                                       --------------

                 SPECIALTY RETAIL -- 0.8%
            299  Foot Locker, Inc. ..................................................          16,640
            188  Home Depot (The), Inc. .............................................          17,247
                                                                                       --------------
                                                                                               33,887
                                                                                       --------------

                 TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
            241  VF Corp. ...........................................................          15,913
                                                                                       --------------

                 TOBACCO -- 0.3%
            123  British American Tobacco PLC, ADR ..................................          13,909
                                                                                       --------------

                 WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
            308  China Mobile Ltd., ADR .............................................          18,095
                                                                                       --------------

                 TOTAL COMMON STOCKS.................................................         971,992
                 (Cost $971,793)                                                       --------------

REAL ESTATE INVESTMENT TRUSTS -- 12.5%

                 DIVERSIFIED REITS -- 1.4%
          2,057  Lexington Realty Trust .............................................          20,138
            799  Select Income REIT .................................................          19,216
            211  Vornado Realty Trust ...............................................          21,091
                                                                                       --------------
                                                                                               60,445
                                                                                       --------------

                 HEALTH CARE REITS -- 2.0%
            353  National Health Investors, Inc. ....................................          20,170
            597  OMEGA Healthcare Investors, Inc. ...................................          20,412


                See Notes to Quarterly Portfolio of Investments




FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                 HEALTH CARE REITS (CONTINUED)
            810  Sabra Health Care REIT, Inc. .......................................  $       19,699
            345  Ventas, Inc. .......................................................          21,373
                                                                                       --------------
                                                                                               81,654
                                                                                       --------------

                 HOTEL & RESORT REITS -- 1.6%
            754  Chesapeake Lodging Trust ...........................................          21,979
            773  Hospitality Properties Trust .......................................          20,755
            772  RLJ Lodging Trust ..................................................          21,979
                                                                                       --------------
                                                                                               64,713
                                                                                       --------------

                 INDUSTRIAL REITS -- 1.0%
            548  Prologis, Inc. .....................................................          20,660
            985  STAG Industrial, Inc. ..............................................          20,399
                                                                                       --------------
                                                                                               41,059
                                                                                       --------------

                 OFFICE REITS -- 1.5%
          1,008  BioMed Realty Trust, Inc. ..........................................          20,362
          1,437  Brandywine Realty Trust ............................................          20,218
            533  Highwoods Properties, Inc. .........................................          20,734
                                                                                       --------------
                                                                                               61,314
                                                                                       --------------


                 RESIDENTIAL REITS -- 2.0%
            303  Camden Property Trust ..............................................          20,765
          2,107  Education Realty Trust, Inc. .......................................          21,660
            501  Equity Lifestyle Properties, Inc. ..................................          21,222
            317  Mid-America Apartment Communities, Inc. ............................          20,811
                                                                                       --------------
                                                                                               84,458
                                                                                       --------------

                 RETAIL REITS -- 1.5%
            607  National Retail Properties, Inc. ...................................          20,984
          1,453  Retail Properties of America, Inc., Class A ........................          21,258
            134  Simon Property Group, Inc. .........................................          22,032
                                                                                       --------------
                                                                                               64,274
                                                                                       --------------

                 SPECIALIZED REITS -- 1.5%
            646  Corrections Corp. of America .......................................          22,197
            405  EPR Properties .....................................................          20,525


                See Notes to Quarterly Portfolio of Investments




FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

 SHARES/UNITS                                DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                 SPECIALIZED REITS (CONTINUED)
            418  Extra Space Storage, Inc. ..........................................  $       21,556
                                                                                       --------------
                                                                                               64,278
                                                                                       --------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS.................................         522,195
                 (Cost $542,442)                                                       --------------

MASTER LIMITED PARTNERSHIPS -- 8.0%

                 GAS UTILITIES -- 0.5%
            437  AmeriGas Partners, L.P. ............................................          19,936
                                                                                       --------------

                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.0%
             79  NextEra Energy Partners, L.P. (b)...................................           2,741
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS -- 7.5%
            163  Alliance Holdings GP, L.P. .........................................          11,123
            382  Alliance Resource Partners, L.P. ...................................          16,365
            571  Enbridge Energy Partners, L.P. .....................................          22,183
            277  Energy Transfer Partners, L.P. .....................................          17,725
            707  Enterprise Products Partners, L.P. .................................          28,492
            130  EQT Midstream Partners, L.P. .......................................          11,649
            120  Hoegh LNG Partners, L.P. (b)........................................           2,749
            461  Holly Energy Partners, L.P. ........................................          16,780
            241  Kinder Morgan Energy Partners, L.P. ................................          22,480
            203  Magellan Midstream Partners, L.P. ..................................          17,089
            280  NGL Energy Partners, L.P. ..........................................          11,024
            610  ONEOK Partners, L.P. ...............................................          34,136
            580  Plains All American Pipeline, L.P. .................................          34,139
            324  Spectra Energy Partners, L.P. ......................................          17,169
            176  TC Pipelines, L.P. .................................................          11,917
            261  Teekay LNG Partners, L.P. ..........................................          11,369
            133  TransMontaigne Partners, L.P. ......................................           5,485
            418  Williams Partners, L.P. ............................................          22,175
                                                                                       --------------
                                                                                              314,049
                                                                                       --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS...................................         336,726
                 (Cost $326,243)                                                       --------------

  PRINCIPAL                                                  STATED         STATED
    VALUE                      DESCRIPTION                   COUPON        MATURITY        VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
U.S. GOVERNMENT BONDS AND NOTES -- 6.5%

$        23,834  U.S. Treasury Inflation Indexed Bond...     0.63%         02/15/43            21,086


                See Notes to Quarterly Portfolio of Investments




FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  PRINCIPAL                                                  STATED         STATED
    VALUE                      DESCRIPTION                   COUPON        MATURITY        VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
U.S. GOVERNMENT BONDS AND NOTES (CONTINUED)

$        14,765  U.S. Treasury Inflation Indexed Bond...     3.38%         04/15/32    $       20,539
         26,229  U.S. Treasury Inflation Indexed Note...     0.13%         04/15/16            26,546
         40,595  U.S. Treasury Inflation Indexed Note...     0.13%         04/15/17            41,158
         14,430  U.S. Treasury Inflation Indexed Note...     0.13%         04/15/18            14,552
         36,909  U.S. Treasury Inflation Indexed Note...     0.13%         04/15/19            37,010
         21,474  U.S. Treasury Inflation Indexed Note...     0.13%         01/15/22            20,997
         25,702  U.S. Treasury Inflation Indexed Note...     0.13%         01/15/23            24,884
         14,048  U.S. Treasury Inflation Indexed Note...     0.13%         07/15/24            13,494
         28,209  U.S. Treasury Inflation Indexed Note...     1.13%         01/15/21            29,610
         16,527  U.S. Treasury Inflation Indexed Note...     1.38%         01/15/20            17,590
          3,000  U.S. Treasury Note ....................     0.38%         04/30/16             2,999
                                                                                       --------------
                 TOTAL U.S. GOVERNMENT BONDS AND NOTES...............................         270,465
                 (Cost $273,127)                                                       --------------


U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 0.6%

                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.6%
                 Fannie Mae REMICS
          7,076     Series 2009-81, Class AD ...........     4.50%         09/25/37             7,274
          2,482     Series 2011-38, Class AH ...........     2.75%         05/25/20             2,550
          1,009     Series 2005-48, Class MD ...........     5.00%         04/25/34             1,053
                 Freddie Mac REMICS
          5,265     Series 2005-3081, Class CP .........     5.50%         10/15/34             5,375
          2,601     Series 2006-3116, Class PD .........     5.00%         10/15/34             2,675
          2,435     Series 2006-3161, Class PD .........     5.50%         10/15/34             2,458
                 Government National Mortgage Association
          3,316     Series 2009-65, Class MA ...........     5.00%         09/16/33             3,339
                                                                                       --------------

                 TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.............          24,724
                 (Cost $24,235)                                                        --------------

                 TOTAL INVESTMENTS -- 98.4%..........................................       4,121,560
                 (Cost $4,150,828) (d)
                 NET OTHER ASSETS AND LIABILITIES -- 1.6%............................          69,343
                                                                                       --------------
                 NET ASSETS -- 100.0%................................................  $    4,190,903
                                                                                       ==============


-----------------------------

(a)   Investment in affiliated funds.

(b)   Non-income producing security.

(c) Non-income producing security which pays in-kind ("PIK") distributions. For the nine months ended September 30, 2014, the Fund received 1 PIK share of Kinder Morgan Management LLC.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $30,604 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $59,872.

ADR   - American Depositary Receipt



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Exchange-Traded Funds.........................  $     1,995,458  $   1,995,458  $            --  $           --
Common Stocks*................................          971,992        971,992               --              --
Real Estate Investment Trusts*................          522,195        522,195               --              --
Master Limited Partnerships*..................          336,726        336,726               --              --
U.S. Government Bonds and Notes...............          270,465             --          270,465              --
U.S. Government Agency Mortgage-
   Backed Securities..........................           24,724             --           24,724              --
                                                ---------------  -------------  ---------------  --------------
Total.........................................  $     4,121,560  $   3,826,371  $       295,189  $           --
                                                ===============  =============  ===============  ==============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.

-------------------------------------------------------
ASSET TYPE ALLOCATION                   % OF NET ASSETS
-------------------------------------------------------
Exchange-Traded Funds                          47.6%
Common Stocks                                  23.2
Real Estate Investment Trusts                  12.5
Master Limited Partnerships                     8.0
U.S. Government Bonds and Notes                 6.5
U.S. Government Agency Mortgage-Backed
   Securities                                   0.6
                                             ------
Total Investments                              98.4
Net Other Assets & Liabilities                  1.6
                                             ------
Net Assets                                    100.0%
                                             ------


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Variable Insurance Trust (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of two series (each a "Fund" and collectively, the "Funds"), First Trust/Dow Jones Dividend & Income Allocation Portfolio ("First Trust Dow Jones"), which commenced investment operations on May 1, 2012, and First Trust Multi Income Allocation Portfolio ("First Trust Multi Income"), which commenced investment operations on May 1, 2014. Each Fund offers two classes of shares: Class I and Class II. Each class represents an interest in the same portfolio of investments but with a different combination of service (12b-1) fees, eligibility requirements and other features.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares in each Fund is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of each Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid, and any borrowings of each Fund) by the total number of shares of the class outstanding. Differences in the NAV of each class of each Fund's shares are generally expected to be due to the daily expense accruals of the specified service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

Each Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e. a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by First Trust Advisors L.P.'s ("First Trust" or the "Advisor") Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, preferred stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Corporate bonds, notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

       1)   benchmark yields;

       2)   reported trades;

       3)   broker/dealer quotes;

       4)   issuer spreads;

       5)   benchmark securities;

       6)   bids and offers; and

       7)   reference data including market research publications.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Short-term investments that mature in less than 60 days when purchased are fair valued at amortized cost.

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2014 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      12)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

       1)   the type of security;

       2)   the size of the holding;

       3)   the initial cost of the security;

       4)   transactions in comparable securities;

       5)   price quotes from dealers and/or pricing services;

       6)   relationships among various securities;

       7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

       8)   an analysis of the issuer's financial statements; and

       9) the existence of merger proposals or tender offers that might affect the value of the security.

If the equity securities in question are foreign securities, the following additional information may be considered:

       1) the value of similar foreign securities traded on other foreign markets;

       2)   ADR trading of similar securities;

       3)   foreign currency exchange activity;

       4) the trading prices of financial products that are tied to baskets of foreign securities;

       5)   factors relating to the event that precipitated the pricing problem;

       6)   whether the event is likely to recur; and

       7) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2014 (UNAUDITED)

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2014 is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FUTURES CONTRACTS:

First Trust Dow Jones purchases or sells (i.e., is long or short) futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

For the fiscal year to date period (January 1, 2014 to September 30, 2014), the amount of notional values of futures contracts opened and closed were $35,584,931 and $30,026,680, respectively.

D. AFFILIATED TRANSACTIONS

First Trust Multi Income invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts relating to these investments in First Trust Multi Income at September 30, 2014, and for the period then ended are as follows:

                                                              SHARE ACTIVITY
                                                -------------------------------------------
                                                BALANCE AT                       BALANCE AT     VALUE AT
SECURITY NAME                                    5/1/2014   PURCHASES    SALES   9/30/2014      9/30/2014
---------------------------------------------------------------------------------------------------------
First Trust Preferred Securities and Income ETF     --        19,970       --      19,970     $   376,634
First Trust Senior Loan Fund                        --        13,760       --      13,760         672,039
First Trust Tactical High Yield ETF                 --         7,400       --       7,400         374,588
                                                                                              -----------
                                                                                              $ 1,423,261
                                                                                              ===========

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2014 (UNAUDITED)

                              3. SUBSEQUENT EVENTS

As previously reported, the Trust, on behalf of First Trust Dow Jones, along with the First Trust Series Fund and the First Trust Exchange-Traded Fund IV, entered into a $30 million Credit Agreement with the Bank of New York Mellon (the "BNYM Line of Credit") on March 27, 2014. Effective October 28, 2014, the Trust's Board of Trustees approved an increase in the BNYM Line of Credit to $80 million. The commitment fee under the BNYM Line of Credit remains unchanged. The Board of Trustees further authorized First Trust on October 28, 2014 to amend its Line of Credit Allocation Procedures in a manner designed to equitably allocate the commitment fee amongst the funds. Under the new Line of Credit Allocation Procedures, funds with loan strategies will generally bear a higher portion of the fee than funds without loan strategies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         First Trust Variable Insurance Trust
              ---------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2014
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2014
     ----------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 20, 2014
     ----------------------

* Print the name and title of each signing officer under his or her signature.